Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Restricted cash	$ 1,107	$ 1,331
Fixed interest rate [Member] | Bottom of range [Member]
Disclosure of financial assets [line items]
Annual interest rate on investment deposits	0.86%
Fixed interest rate [Member] | Top of range [Member]
Disclosure of financial assets [line items]
Annual interest rate on investment deposits	2.00%